Property and Equipment, Net - Summary of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
At cost:
Property and equipment, gross	¥ 712,631	$ 102,363	¥ 505,040
Less: Accumulated depreciation	(430,858)	(61,889)	(334,842)
Property and equipment, net	281,773	40,474	170,198
Electronic Equipment [Member]
At cost:
Property and equipment, gross	525,545	75,491	418,381
Office Equipment [Member]
At cost:
Property and equipment, gross	2,057	295	1,534
Motor Vehicles [Member]
At cost:
Property and equipment, gross	4,583	658	3,645
Software [Member]
At cost:
Property and equipment, gross	134,393	19,304	40,255
Leasehold Improvements [Member]
At cost:
Property and equipment, gross	¥ 46,053	$ 6,615	¥ 41,225